Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital Group International Core Equity ETF
Entity Central Index Key	0002008516
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Capital Group International Core Equity ETF
Shareholder Report [Line Items]
Fund Name	Capital Group International Core Equity ETF
Class Name	Capital Group International Core Equity ETF
Trading Symbol	CGIC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group International Core Equity ETF (the "fund") for the period from June 25, 2024, commencement of operations, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGIC	$ 54 *	0.54% †
*
Based on operations for the period from June 25, 2024 to May 31, 2025. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 54	[1]
Expense Ratio, Percent	0.54%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund's shares gained 13.60% on a net asset value (NAV) basis and 13.84% on a market price basis for the period from
June 25, 2024 to May 31, 2025. These results compare with a 13.46% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
During the fund’s fiscal period ended May 31, 2025, Europe saw moderate growth driven by resilient domestic demand and easing inflation despite trade tensions. Germany’s reform of its fiscal framework is expected to boost the country’s economy with potentially broader positive implications for Europe. The U.K. showed signs of economic recovery amid persistent inflation. Japan's economic growth weakened, dragged down by stagnant private consumption and slowing exports. Among emerging markets, China was aided by government stimulus and increased overall exports, while India’s economy remained resilient despite slower growth amid global challenges.
Since inception, most sectors within the fund added positive returns to the portfolio, with financials, utilities and consumer staples holdings particularly additive. Holdings in industrials and communication services also saw returns surpassing those of the overall portfolio. Geographically, shares of companies based in the eurozone and the United Kingdom greatly contributed to the fund’s absolute returns.
Conversely, the fund’s holdings in health care, energy and consumer discretionary sectors posted negative overall returns. Also, holdings in materials and information technology shares, while still positive, detracted from the broader portfolio’s return
.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
Capital Group International Core Equity ETF (at NAV) 2	13.60%
MSCI ACWI (All Country World Index) ex USA 3	13.46%
1
The fund began investment operations on June 25, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Jun. 25, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 224,726,000
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 364,000
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 224,726
Total number of portfolio holdings	159
Total advisory fees paid (in thousands)	$ 364
Portfolio turnover rate	43%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed
as the fund’s independent registered public accounting firm for the fiscal year 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the period
June 25, 2024, commencement of operations, to May 31, 2025 and the subsequent interim period through July 14, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

[1]	Based on operations for the period from June 25, 2024 to May 31, 2025. Expenses for the full year would be higher.
[2]	Annualized.